Other income, net (Tables)	12 Months Ended
Dec. 31, 2017
Other income, net [Abstract]
Schedule of Other Income, Net
Continuing Operations	Years ended December 31,
(In thousands)	2015	2016	2017
Government subsidy income	1,902	2,358	2,788
Investment income from short-term investments	3,666	4,054	4,204
Dilution gains arising from deemed disposal of investment (note 11)	702	689	491
Investment income/loss on disposal of long-term investment (note 11)	—	626	(187)
Investment loss on impairment of long-term investment (note 11)	(802)	(1,654)	(596)
Exchange losses, net	(2,771)	(354)	(57)
Settlement income	755	326	533
Others	175	458	704
	3,627	6,503	7,880